Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including its principal subsidiary, Hawaiian, through which the Company conducts substantially all of its operations. All significant intercompany balances and transactions have been eliminated upon consolidation.

Cash Equivalents

The Company considers all investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Restricted Cash

At December 31, 2012 and 2011, restricted cash primarily consist of cash deposits held by institutions that process credit card transactions.

Spare Parts and Supplies

Spare parts and supplies are valued at average cost, and primarily consist of expendable parts for flight equipment and other supplies. An allowance for obsolescence of expendable parts is provided over the estimated useful lives of the related aircraft and engines for spare parts expected to be on hand at the date the aircraft are retired from service. An allowance is also provided to reduce the carrying amount of excess spare parts to the lower of cost or net realizable value. These allowances are based on management's estimates and are subject to change.

Property, Equipment and Depreciation

Property and equipment are stated at cost and depreciated on a straight-line basis to its estimated residual value over the asset's estimated useful life. Depreciation begins when the asset is placed into service. Aircraft and related parts begin depreciating on the aircraft's first revenue flight.

Estimated useful lives and residual values of property and equipment are as follows:

Boeing 717-200 aircraft and engines	7 - 11 years, 7 - 34% residual value
Boeing 767-300 aircraft and engines	7 - 20 years, 0 - 10% residual value
Airbus A330-200 aircraft and engines	25 years, 10% residual value
Aircraft under capital leases	8 - 12 years, no residual value
Major rotable parts	Average lease term or useful life for related aircraft, 10% - 15% residual value
Improvements to leased flight equipment	Shorter of lease term or useful life
Facility leasehold improvements	Shorter of lease term, including assumed lease renewals when renewal is economically compelled at key airports or useful life
Furniture, fixtures and other equipment	3 - 7 years, no residual value
Capitalized software	3 - 7 years, no residual value

Additions and modifications that significantly enhance the operating performance and/or extend the useful lives of property and equipment are capitalized and depreciated over the lesser of the remaining useful life of the asset or the remaining lease term, as applicable. Expenditures that do not improve or extend asset lives are charged to expense as incurred. Pre-delivery deposits are capitalized when paid.

Aircraft under capital leases are recorded at an amount equal to the present value of minimum lease payments utilizing our incremental borrowing rate at lease inception and amortized on a straight-line basis over the lesser of the remaining useful life of the aircraft or the lease term. The amortization is recorded in depreciation and amortization expense on the Consolidated Statement of Operations.

The Company capitalizes certain costs related to the acquisition and development of computer software and amortizes these costs using the straight-line method over the estimated useful life of the software. The net book value of computer software, which is included in Other property and equipment on our consolidated balance sheets, was $15.4 million and $16.0 million at December 31, 2012 and 2011, respectively. Amortization expense related to computer software was $7.7 million, $5.9 million and $6.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Aircraft Maintenance and Repair Costs

Aircraft maintenance and repairs are charged to expense as incurred, except for charges for maintenance and repairs under power-by-the-hour maintenance contracts which are accrued and expensed when a contractual obligation exists, generally on the basis of hours flown.

The Company accounts for nonrefundable maintenance deposits as an asset until any portion of the estimated total amount of the deposit is less than probable of being returned on leased aircraft. In addition, payments of maintenance deposits that are not "substantially and contractually related to the maintenance of the lease assets" are expensed as incurred. Any costs not expected to be recoverable are considered to be not "substantially and contractually related to maintenance of the lease asset." Therefore, the Company bifurcates deposit payments and expenses the proportionate share that is estimated to not be recoverable from existing and future nonrefundable deposits.

Goodwill and Indefinite-lived Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized, but are tested for impairment at least annually using a "two-step process" under Accounting Standard Codification (ASC) Intangibles—Goodwill and Other (ASC 350). In the first step, the fair value of the Company's reporting unit is compared to its carrying value. If the fair value of the Company's reporting unit exceeds the carrying value of its net assets, goodwill is not impaired and no further testing is required. If the carrying value of the net assets of the Company's reporting unit exceeds its fair value, then the second step of the impairment test must be performed in order to determine the implied fair value of the Company's reporting unit. If the carrying value of the goodwill exceeds its implied fair value, then an impairment loss for the difference is recorded.

For its annual goodwill impairment test, the Company performed the first step under ASC 350 and concluded that as of October 1, 2012, the carrying value of its Goodwill was not impaired.

For its annual intangible asset impairment test, the Company adopted the provisions of ASU 2012-02, Intangibles—Goodwill and Other: Testing Indefinite—Lived Intangible Assets for Impairment, which amends ASC 350 and allows a Company to first assess qualitative factors, to determine whether or not it is necessary to perform the quantitative test for testing indefinite-lived intangible assets for impairment outlined in ASC 350. Management has concluded that as of October 1, 2012, there was no impairment of its indefinite-lived intangible asset.

In the event that the Company determines that the values of goodwill or indefinite-lived intangible assets have become impaired, the Company will incur an accounting charge during the period in which such determination is made. There were no impairments recorded in 2012, 2011 and 2010.

Impairment of Long-Lived Assets and Finite-lived Intangible Assets

Long-lived assets used in operations, consisting principally of property and equipment and finite-lived intangible assets, are tested for impairment when events or changes in circumstances indicate, in management's judgment, that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than its carrying amount. When testing for impairment, management considers market trends, the expected useful lives of the assets, changes in economic conditions, recent transactions involving sales of similar assets and, if necessary, estimates of future discounted cash flows. If, at any time, management determines the net carrying value of an asset is not recoverable, the amount is reduced to its fair value during the period in which such determination is made. Any changes in the estimated useful lives of these assets will be accounted for prospectively. There were no impairments to long-lived and finite-lived intangible assets, nor was there a need to adjust the remaining useful lives of these assets in 2012, 2011 and 2010.

Leased Aircraft Return Costs

Costs associated with returning leased aircraft are accrued when it is probable that a cash payment will be made and that amount is reasonably estimable. Any accrual is based on the time remaining on the lease, planned aircraft usage and the provisions included in the lease agreement, although the actual amount due to any lessor upon return will not be known with certainty until lease termination.

Revenue Recognition

Passenger revenue is recognized either when the transportation is provided or when tickets expire unused. The value of passenger tickets for future travel is included as air traffic liability.

Various taxes and fees assessed on the sale of tickets to end customers are collected by the Company as an agent and remitted to taxing authorities. These taxes and fees have been presented on a net basis in the accompanying Consolidated Statements of Operations and recorded as a liability until remitted to the appropriate taxing authority.

Other operating revenue include checked baggage revenue, cargo revenue, ticket change and cancellation fees, charter revenue, ground handling fees, commissions and fees earned under certain joint marketing agreements with other companies, inflight revenue and other incidental sales.

Baggage fees, cargo and charter revenue are recognized when the transportation is provided. Ticket change and cancellation fees are recognized at the time the fees are assessed. All other revenue is recognized as revenue when the related goods and services are provided.

Frequent Flyer Program

HawaiianMiles, Hawaiian's frequent flyer travel award program, provides a variety of awards to program members based on accumulated mileage. The Company utilizes the incremental cost method of accounting for free travel awards issued from the HawaiianMiles program. The Company records a liability for the estimated incremental cost of providing travel awards that are expected to be redeemed on Hawaiian or the contractual rate of expected redemption on partner airlines. The Company estimates the incremental cost of travel awards based on periodic studies of actual costs and applies these cost estimates to all issued miles, less an appropriate breakage factor for estimated miles that will not be redeemed. Incremental cost includes the costs of fuel, meals and beverages, insurance and certain other passenger traffic-related costs, but does not include any costs for aircraft ownership and maintenance. The breakage factor is estimated based on an analysis of historical expirations.

The Company also sells mileage credits to companies participating in our frequent flyer program. These sales are accounted for as multiple-element arrangements, with one element representing the travel that will ultimately be provided when the mileage credits are redeemed and the other consisting of marketing related activities that we conduct with the participating company. The estimated fair value of the transportation portion of these mileage credits is deferred and recognized as passenger revenue over the period when transportation is expected to be provided (currently estimated at 22 months). Amounts received in excess of the expected transportation's fair value are recognized immediately as other revenue at the time of sale as compensation for marketing services performed. The estimated fair value of the air transportation component is based on several factors, including the equivalent ticket value of similar Company fares and customer habits in redeeming free travel awards.

Under the programs of certain participating companies, credits are accumulated in accounts maintained by the participating company and then transferred into a member's HawaiianMiles account for immediate redemption of free travel awards. For those transactions, revenue is amortized over the period during which the mileage is projected to be used (currently estimated at five months).

On a periodic basis, we review and update the assumptions used in our frequent flyer accounting. On an annual basis, we update the deferral period and deferral rate for mileage credits sold to participating companies. We also update the incremental cost assumption quarterly and the breakage rate assumption annually for free travel awards earned in connection with the purchase of passenger tickets.

Commissions and Other Selling Expenses

Commissions and other selling expenses include credit card commissions, the costs incurred to provide flights and other awards provided by HawaiianMiles, advertising and promotional expenses and computer reservation system charges, as well as commissions paid to outside agents for the sales of passenger and cargo traffic. Sales commissions are deferred when paid and are subsequently recognized as expense when the related revenue is recognized. Prepaid sales commissions are included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets. All other components of commissions and other selling expenses, including advertising costs, are expensed when incurred. Advertising expense was $11.2 million, $9.2 million and $11.0 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Capitalized Interest

Interest is capitalized upon acquisition of aircraft and engines, which include any interest related to predelivery deposits and interest incurred for significant modifications made to the aircraft, and is depreciated over the estimated useful life of the asset from service inception date. The rate at which interest is capitalized is based on the Company's weighted-average borrowing rate, which was 7.0%, 6.6% and 7.0% during 2012, 2011 and 2010, respectively.

Earnings (Loss) Per Share

Basic earnings (loss) per share, which excludes dilution, is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for the period.

Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

	Year Ended December 31,
	2012	2011	2010
	(in thousands, except for per share data)
Numerator:
Net income (loss)	$53,237	$(2,649)	$110,255
Denominator:
Weighted average common shares outstanding—Basic	51,314	50,733	51,232
Assumed exercise of equity awards and warrants	1,221	—	1,250

Weighted average common shares outstanding—Diluted	52,535	50,733	52,482

Net income (loss) per common share
Basic	$1.04	$(0.05)	$2.15

Diluted	$1.01	$(0.05)	$2.10

The table below approximates those shares excluded from the computation of diluted earnings per share because the awards would be antidilutive.

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Stock Options	89	527	187
Deferred Stock	—	1	123
Restricted Stock	717	339	308
Convertible notes(2)	10,943	8,450	—
Warrants(1)(2)	10,943	8,450	1,493
(1)
In 2010, 1.5 million outstanding warrants expired unexercised.

(2)
In March 2011, the Company entered into a Convertible Note transaction which included the sale of convertible notes, purchase of convertible note hedges and the sale of warrants. See Note 6—Debt for further discussion. These weighted common stock equivalents were excluded because their conversion price of $7.88 per share for the convertible notes and $10.00 for the warrants exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods. The convertible note hedges will always be antidilutive and, therefore, will have no effect on diluted earnings per share.

Stock Compensation Plans

The Company has a stock compensation plan for it and its subsidiaries' officers, consultants and non-employee directors. The Company accounts for stock compensation awards under ASC 718, Compensation—Stock Compensation, which requires companies to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of such awards on the dates they are granted. The fair value of the awards are estimated using the following: (1) option-pricing models for grants of stock options, (2) Monte Carlo simulations for restricted stock units with a market condition, or (3) fair value at the measurement date (usually the grant date) for awards of stock subject to time and / or performance-based vesting. The resultant cost is recognized as compensation expense over the period of time during which an employee is required to provide services to the Company (the service period) in exchange for the award, the service period generally being the vesting period of the award.

In accordance with ASC 718, the Company records benefits of tax deductions in excess of recognized stock compensation expense as financing cash flows.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ significantly from those estimates.

Recently Adopted Accounting Pronouncements

In June 2011, the Financial Accounting Standards Bureau (FASB) issued Accounting Standards Update 2011-05, Comprehensive Income—Presentation of Comprehensive Income (ASU 2011-05). This update changes the requirements for the presentation of other comprehensive income, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, amongst other things. ASU 2011-05 requires that all nonowner changes in stockholders' equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. These amendments are effective for fiscal years and interim period beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this guidance during the quarter ended March 31, 2012 and the two-statement approach is presented within this report.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 amended Accounting ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), to converge the fair value measurement guidance in U.S. generally accepted accounting principles and the International Financial Reporting Standards (IFRSs). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. The amendments are to be applied prospectively and are effective for annual periods beginning after December 15, 2011. The Company adopted this guidance during the quarter ended March 31, 2012.

In July 2012, the FASB issued Accounting Standards Update 2012-02, Intangibles—Goodwill and Other Testing Indefinite—Lived Intangible Assets for Impairment (ASU 2012-02). ASU 2012-02 amended ASC 350, Intangibles—Goodwill and Other, to allow an entity the option to first assess the qualitative factors in testing indefinite-lived intangible assets for impairment, to determine whether or not it is necessary to perform the quantitative impairment test originally outlined in ASC 350. This amendment is effective for fiscal years and interim periods beginning after September 15, 2012 and is to be applied prospectively. The Company adopted this guidance during its annual intangible asset impairment test for the year ended December 31, 2012.

Recently Issued Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). ASU 2011-11 requires entities to disclose both gross and net information of both instruments and transactions eligible for offset on the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This amendment is effective for fiscal years and interim periods beginning on or after January 1, 2013 and should be applied retrospectively. The Company is currently evaluating the effect that the provisions of ASU 2011-11 will have on its financial statements.